FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of fair values of equity investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | ¥			¥ 138,674
USD [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | $		$ 21,234
Carrying amount of equity investments [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | ¥	[1]		138,674
Carrying amount of equity investments [Member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | $	[1]	21,234
Increase / (decrease) in profit before tax [Member] | Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | ¥	[1]		1,387
Increase / (decrease) in profit before tax [Member] | Bottom of range [member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | $	[1]	212
Increase / (decrease) in profit before tax [Member] | Top of range [member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | ¥	[1]		(1,387)
Increase / (decrease) in profit before tax [Member] | Top of range [member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | $	[1]	(212)
Increase / (decrease) in equity [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | ¥	[1]
Increase / (decrease) in equity [Member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Hong Kong - Financial assets at fair value through profit or loss | $	[1]

[1]	Excluding retained profits